Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 10,711,846
Accumulated deficit	(33,795,916)		$ (32,705,690)	$ (23,542,361)
Net loss	(1,090,227)	$ (1,746,722)	(9,163,329)	(8,276,393)
Cash used in operating activities	$ (1,194,885)	$ (1,188,631)	$ (2,497,601)	$ (3,155,584)